Subsequent events - Additional Information (Detail) - Sponsor [Member]	Nov. 16, 2021
Promissory Note [Member]
Subsequent Event [Line Items]
Maturity date	Dec. 31, 2021
Amended Promissory Note [Member]
Subsequent Event [Line Items]
Maturity date	Jun. 30, 2022